Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period EndDate	Dec. 31, 2015
Registrant Name	Eaton Vance NextShares Trust
Central Index Key	0001573035
Amendment Flag	false
Document Creation Date	Feb. 29, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Feb. 25, 2016
Eaton Vance Stock NextShares | Eaton Vance Stock NextShares
Risk/Return:
Trading Symbol	EVSTC